State Street Aggregate Bond Index Portfolio Investment Objectives and Goals - State Street Aggregate Bond Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Aggregate Bond Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Aggregate Bond Index Portfolio (the “Aggregate Bond Index Portfolio” or the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term.